SCHEDULE OF AMOUNTS DUE TO RELATED PARTIES (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Mr. Hongzhong Yu [Member]
Related Party Transaction [Line Items]
Relationship with the company	Senior management of Huizhou Jingyang	Senior management of Huizhou Yipeng
Amounts due to related parties	$ 2,552	$ 2,524	$ 2,575
Mr. Jianqin Su [Member]
Related Party Transaction [Line Items]
Relationship with the company		Senior management of Huizhou Yipeng
Amounts due to related parties			198
Mr. Jiliang Dong [Member]
Related Party Transaction [Line Items]
Relationship with the company		Senior management of Huizhou Yipeng
Amounts due to related parties			607
Ms. Xiaodan Liu [Member]
Related Party Transaction [Line Items]
Relationship with the company	CEO and Board Chair of Elong Power	CEO and Board Chair of Elong Power
Amounts due to related parties	$ 12,067	$ 1,119
Ms Xiaodan Liu One [Member]
Related Party Transaction [Line Items]
Relationship with the company	CEO and Board Chair of Elong Power	CEO and Board Chair of Elong Power
Amounts due to related parties	$ 139,595	$ 54,780	75,173
Mr. Shilin Xun [Member]
Related Party Transaction [Line Items]
Relationship with the company		Senior management of the Company
Amounts due to related parties			1,715
Huizhou Kelie Precision Products Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship with the company		Affiliate of non-controlling interest shareholder
Amounts due to related parties			36,285
Phylion Battery Co.,Ltd [Member]
Related Party Transaction [Line Items]
Relationship with the company	Affiliate of non-controlling interest shareholder	Affiliate of non-controlling interest shareholder
Amounts due to related parties	$ 14,473	$ 14,204
Shenzhen High-power Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship with the company	Affiliate of non-controlling interest shareholder	Affiliate of non-controlling interest shareholder
Amounts due to related parties	$ 43,495	$ 42,686	43,885
Related Party [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	$ 259,949	115,313	$ 160,438
Mr Wei Zou [Member]
Related Party Transaction [Line Items]
Relationship with the company	Senior management of Ganzhou Zhangyang
Amounts due to related parties	$ 47,767